Pensions - Changes in pension liabilities and plan assets during the year (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [line items]
Pension liabilities, beginning balance	$ 9,358
Changes in notional contribution liability	57	$ 60	$ 55
Pension liabilities, ending balance	7,670	9,358
Net pension liability	2,452	2,954
Represented by
Asset recognised as non-current pension assets (funded plan)	1,219	1,449
Liability recognised as non-current pension liabilities (unfunded plans)	3,671	4,403
Pension liabilities specified by funded and unfunded pension plans	7,670	9,358
Funded Plan [Member]
Disclosure of net defined benefit liability (asset) [line items]
Pension liabilities, beginning balance	4,955
Pension liabilities, ending balance	3,999	4,955
Represented by
Pension liabilities specified by funded and unfunded pension plans	3,999	4,955
Unfunded Plan [Member]
Disclosure of net defined benefit liability (asset) [line items]
Pension liabilities, beginning balance	4,403
Pension liabilities, ending balance	3,671	4,403
Represented by
Pension liabilities specified by funded and unfunded pension plans	3,671	4,403
Defined benefit obligations [member]
Disclosure of net defined benefit liability (asset) [line items]
Pension liabilities, beginning balance	9,358	9,216
Current service cost	183	208
Interest cost	105	238
Actuarial (gains) losses - Financial assumptions	(1,785)	(72)
Past service cost	67	63
Benefits paid	(258)	(295)
Pension liabilities, ending balance	7,670	9,358	9,216
Represented by
Pension liabilities specified by funded and unfunded pension plans	7,670	9,358	9,216
Defined benefit plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Fair value of plan assets, beginning balance	6,404	6,234
Interest income	116	106
Return on plan assets (excluding interest income)	(622)	291
Company contributions	104	114
Benefits paid	(121)	(137)
Other effects	6	0
Foreign currency translation	(669)	(204)
Fair value of plan assets, ending balance	$ 5,218	$ 6,404	$ 6,234